Share-based compensation (Details Textual)	1 Months Ended		12 Months Ended
	Dec. 18, 2008	Jun. 30, 2007	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Jun. 30, 2011 Chief Executive Officer [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	5.00%	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 161,346	990,243	2,858,488	5,916,516
Proceeds from exercise of share options			0	0	1,572,428	386,458
Issue of shares as employee compensation						2,429,120
Issue of shares as employee compensation (in shares)							150,000
Granted pursuant to the 2008 Share Incentive Plan, Weighted average grant date fair value							$ 2.44
Share-Based Compensation Arrangement Byshare Based Payment Award Options Grants In Period Par Value							$ 0.00005
Share-based compensation			$ 156,473	960,337	2,760,006	9,008,496